UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Longbow Capital Partners, L.P.
           --------------------------------------------------
Address:    598 Madison Avenue
           --------------------------------------------------
            New York, New York 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-11083
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Thomas M. Fitzgerald III
           --------------------------------------------------
Title:       Managing Member
           --------------------------------------------------
Phone:       (212) 345-3700
           --------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Thomas M. Fitzgerald III       New York, New York     November 14, 2005
-----------------------------      -------------------     -----------------
           [Signature]               [City, State]               [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          15
                                               -------------

Form 13F Information Table Value Total:         $263,963
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.                   13F File Number                    Name

NONE


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                                                 Form 13F INFORMATION TABLE



    COLUMN 1                COLUMN 2       COLUMN 3  COLUMN 4         COLUMN 5       COLUMN 6     COLUMN 7      COLUMN       8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                        VALUE     SHRS OR    SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
    NAME OF ISSUER           TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT    PRN CALL DISCRETION MANAGERS SOLE  SHARED  NONE
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
AGL RES INC                  COM            001204106   11,871    319,900     SH       SOLE               319,900   0
------------------------------------------------------------------------------------------------------------------------------
ALLIANT ENERGY CORP          COM            018802108   13,589    466,500     SH       SOLE               466,500   0
------------------------------------------------------------------------------------------------------------------------------
CMS ENERGY CORP              COM            125896100   32,240  1,959,900     SH       SOLE             1,959,900   0
------------------------------------------------------------------------------------------------------------------------------
CONSOL ENERGY INC            COM            20854P109    3,669     48,100     SH       SOLE                48,100   0
------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION ENERGY GROUP I COM            210371100   31,311    508,300     SH       SOLE               508,300   0
------------------------------------------------------------------------------------------------------------------------------
DOMINION RES INC VA NEW      COM            25746U109    8,183     95,000     SH       SOLE                95,000   0
------------------------------------------------------------------------------------------------------------------------------
EDISON INTL                  COM            281020107   31,895    674,600     SH       SOLE               674,600   0
------------------------------------------------------------------------------------------------------------------------------
NRG ENERGY INC               COM NEW        629377508   24,440    573,700     SH       SOLE               573,700   0
------------------------------------------------------------------------------------------------------------------------------
PG & E CORP                  COM            69331C108   19,460    495,800     SH       SOLE               495,800   0
------------------------------------------------------------------------------------------------------------------------------
PEABODY ENERGY CORP          COM            704549104    3,939     46,700     SH       SOLE                46,700   0
------------------------------------------------------------------------------------------------------------------------------
PINNACLE WEST CAP CORP       COM            723484101    6,987    158,500     SH       SOLE               158,500   0
------------------------------------------------------------------------------------------------------------------------------
SCANA CORP NEW               COM            80589M102   19,012    450,100     SH       SOLE               450,100   0
------------------------------------------------------------------------------------------------------------------------------
SIERRA PAC RES NEW           COM            826428104    5,198    350,000     SH       SOLE               350,000   0
------------------------------------------------------------------------------------------------------------------------------
WISCONSIN ENERGY CORP        COM            976657106   35,098    879,200     SH       SOLE               879,200   0
------------------------------------------------------------------------------------------------------------------------------
XCEL ENERGY INC              COM            98389B100   17,071    870,500     SH       SOLE               870,500   0
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